SEGMENTED INFORMATION - Revenue from External Customers by Geographic Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues	$ 15,239	$ 13,771	$ 13,267
Canada – domestic
Segment Reporting Information [Line Items]
Revenues	5,617	5,579	5,337
Canada – export
Segment Reporting Information [Line Items]
Revenues	968	953	821
United States
Segment Reporting Information [Line Items]
Revenues	7,204	6,369	6,263
Mexico
Segment Reporting Information [Line Items]
Revenues	$ 1,450	$ 870	$ 846